Summary of Operating and General and Administrative Expenses (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Expense By Nature [Abstract]
Wages, salaries and benefits	$ 728,101	$ 580,482
Purchased materials, supplies and services	422,359	433,827
Share based compensation	15,598	1,934
Operating and general and administrative expenses	1,166,058	1,016,243
Allocated to:
Operating expense	1,067,871	926,171
General and administrative	112,387	90,072
Other recoveries	(14,200)
Operating and general and administrative expenses	$ 1,166,058	$ 1,016,243